Note 6 - Employee Benefit Plans (Details) - Allocation of Plan Assets	Dec. 31, 2014	Dec. 31, 2013
Debt Securities [Member]
Note 6 - Employee Benefit Plans (Details) - Allocation of Plan Assets [Line Items]
Investment type	67.00%	61.00%
Equity Securities [Member]
Note 6 - Employee Benefit Plans (Details) - Allocation of Plan Assets [Line Items]
Investment type	30.00%	35.00%
Company Common Stock [Member]
Note 6 - Employee Benefit Plans (Details) - Allocation of Plan Assets [Line Items]
Investment type	3.00%	4.00%